MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL             Two World Trade Center,
INCOME TRUST                                            New York, New York 10048
LETTER TO THE SHAREHOLDERS April 30, 2001


DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from
6.50 to 4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion.

                         30-YEAR BOND YIELDS 1995-2001


            Date          AAA Ins        Tsy         % Relationship
            ----          -------        ---         --------------
          12/30/94         6.75          7.88             85.66%
          01/31/95         6.40          7.70             83.12%
          02/28/95         6.15          7.44             82.66%
          03/31/95         6.15          7.43             82.77%
          04/28/95         6.20          7.34             84.47%
          05/31/95         5.80          6.66             87.09%
          06/30/95         6.10          6.62             92.15%
          07/31/95         6.10          6.86             88.92%
          08/31/95         6.00          6.66             90.09%
          09/29/95         5.95          6.48             91.82%
          10/31/95         5.75          6.33             90.84%
          11/30/95         5.50          6.14             89.58%
          12/29/95         5.35          5.94             90.07%
          01/31/96         5.40          6.03             89.55%
          02/29/96         5.60          6.46             86.69%
          03/29/96         5.85          6.66             87.84%
          04/30/96         5.95          6.89             86.36%
          05/31/96         6.05          6.99             86.55%
          06/28/96         5.90          6.89             85.63%
          07/31/96         5.85          6.97             83.93%
          08/30/96         5.90          7.11             82.98%
          09/30/96         5.70          6.93             82.25%
          10/31/96         5.65          6.64             85.09%
          11/29/96         5.50          6.35             86.61%
          12/31/96         5.60          6.63             84.46%
          01/31/97         5.70          6.79             83.95%
          02/28/97         5.65          6.80             83.09%
          03/31/97         5.90          7.10             83.10%
          04/30/97         5.75          6.94             82.85%
          05/30/97         5.65          6.91             81.77%
          06/30/97         5.60          6.78             82.60%
          07/30/97         5.30          6.30             84.13%
          08/31/97         5.50          6.61             83.21%
          09/30/97         5.40          6.40             84.38%
          10/31/97         5.35          6.15             86.99%
          11/30/97         5.30          6.05             87.60%
          12/31/97         5.15          5.92             86.99%
          01/31/98         5.15          5.80             88.79%
          02/28/98         5.20          5.92             87.84%
          03/31/98         5.25          5.93             88.53%
          04/30/98         5.35          5.95             89.92%
          05/29/98         5.20          5.80             89.66%
          06/30/98         5.20          5.65             92.04%
          07/31/98         5.18          5.71             90.72%
          08/31/98         5.03          5.27             95.45%
          09/30/98         4.95          5.00             99.00%
          10/31/98         5.05          5.16             97.87%
          11/30/98         5.00          5.06             98.81%
          12/31/98         5.05          5.10             99.02%
          01/31/99         5.00          5.09             98.23%
          02/28/99         5.10          5.58             91.40%
          03/31/99         5.15          5.63             91.47%
          04/30/99         5.20          5.66             91.87%
          05/31/99         5.30          5.83             90.91%
          06/30/99         5.47          5.96             91.78%
          07/31/99         5.55          6.10             90.98%
          08/31/99         5.75          6.06             94.88%
          09/30/99         5.85          6.05             96.69%
          10/31/99         6.03          6.16             97.89%
          11/30/99         6.00          6.29             95.39%
          12/31/99         5.97          6.48             92.13%
          01/31/00         6.18          6.49             95.22%
          02/29/00         6.04          6.14             98.37%
          03/31/00         5.82          5.83             99.83%
          04/30/00         5.91          5.96             99.16%
          05/31/00         5.91          6.01             98.34%
          06/30/00         5.84          5.90             98.98%
          07/31/00         5.73          5.78             99.13%
          08/31/00         5.62          5.67             99.12%
          09/30/00         5.74          5.89             97.45%
          10/31/00         5.65          5.79             97.58%
          11/30/00         5.55          5.61             98.93%
          12/31/00         5.27          5.46             96.52%
          01/31/01         5.30          5.50             96.36%
          02/28/01         5.27          5.31             99.25%
          03/31/01         5.26          5.44             96.69%
          04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMAS FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.



PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Income Trust (IIM) increased from $14.44 to $14.76 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was
5.18 percent. IIM's value on the New York Stock Exchange (NYSE) increased from $12.8125 to $13.75 per share during this period. Based on this change plus reinvestment of distributions, IIM's total market return was 10.43 percent. As of April 30, 2001, IIM's share price was at a 6.84 percent discount to its NAV.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.065 per share. The Trust's level of undistributed net investment income of $0.051 per share on April 30, 2001, was unchanged versus six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $549 million were diversified among 13 long-term sectors and 79 credits. At the end of April, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest-rate changes, was 5.9 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.03 per share to common share earnings. The Trust's five ARPS series totaling $155 million represented 28 percent of net assets. The yield on the Trust's weekly ARPS series ranged between 2.90 and 5.05 percent. Yields on the two series with annual auctions maturing in July and September 2001 were 4.45 and 4.32 percent, respectively. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to 3.08 percent at the end of April.

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTERS TO THE SHAREHOLDERS April 30, 2001, continued

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the six-month period ended April 30, 2001, the Trust purchased and retired 493,100 shares of common stock at a weighted average market discount of 9.14 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Income Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
--------------------------                  ---------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

Water & Sewer                  18%
Electric                       13%
Transportation                 13%
Hospital                       11%
IDR/PCR*                       10%
Mortgage                        8%
General Obligation              8%
Refunded                        7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE.
  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[GRAPHIC OMITTED]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

  MBIA                    36%
  FGIC                    23%
  AMBAC                   22%
  FSA                     19%


[GRAPHIC OMITTED]

                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)
                                                              ------------------
                                                              WEIGHTED AVERAGE
                                                              MATURITY: 19 Years
                                                              ------------------

     2.3%          1.9%        3.4%          46.5%         40.6%         3.5%
--------------------------------------------------------------------------------
 UNDER 1 YEAR   1-5 YEARS   5-10 YEARS    10-20 YEARS   20-30 YEARS   30+ YEARS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

[GRAPHIC OMITTED]

Call and Cost (Book) Yield  Structure
(Based on Long-Term Portfolio)
April 30, 2001

BONDS CALLABLE
2001              2%
2002             14%
2003             48%
2004              3%
2005              1%
2006              2%
2007              1%
2008              3%
2009              5%
2010             12%
2011+             9%

WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

COST (BOOK) YIELD*
2001            6.0%
2002            5.8%
2003            6.0%
2004            4.6%
2005            5.9%
2006            5.9%
2007            5.6%
2008            5.3%
2009            5.7%
2010            5.6%
2011+           5.3%

WEIGHTED AVERAGE BOOK YIELD: 5.8%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.0% ON 2% OF THE PORTFOLIO THAT IS CALLABLE IN 2001.
   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (95.9%)
            General Obligation (7.5%)
            District of Columbia,
 $   5,000   Refg Ser 1993 B (Ambac) ...................................................... 5.50  %      06/01/09   $  5,332,100
     6,000   Refg Ser 1993 B (FSA) ........................................................ 5.50         06/01/10      6,392,520
     7,000  Cook County, Illinois, Ser B (FGIC) ........................................... 5.50         11/15/22      7,017,640
     5,000  River Rouge School District, Michigan, 1993 Bldg & Site Unltd Tax (FSA) ....... 5.625        05/01/22      5,079,450
     3,000  Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ....................... 5.625        05/01/20      3,032,580
     6,000  Clark County Sanitation District, Nevada, Refg 1993 (FGIC) .................... 5.70         07/01/12      6,162,420
     8,000  Washoe County, Nevada, Reno - Sparks Convention Ltd Tax Ser 1993 A (FGIC) ..... 5.75         07/01/22      8,141,360
 ---------                                                                                                          ------------
    40,000                                                                                                            41,158,070
 ---------                                                                                                          ------------
            Educational Facilities Revenue (3.5%)
     4,000  Alabama State University, General Tuition & Fee Ser 1993 (MBIA) ............... 5.70         05/01/15      4,107,160
     3,000  District of Columbia, American Association for the Advancement of Science
             Ser 1997 (Ambac) ............................................................. 5.125        01/01/27      2,822,490
     4,000  Illinois Educational Facilities Authority, DePaul University Refg Ser 1997
             (Ambac) ...................................................................... 5.50         10/01/19      4,029,280
     2,000  Indiana University, Student Fee Ser J (FGIC) .................................. 5.00         08/01/18      1,919,440
     4,000  New Hampshire Health & Education Facilities Authority, University of
             New Hampshire Ser 2001 (Ambac) ............................................... 5.125        07/01/33      3,809,280
     2,500  Rhode Island Health & Educational Building Corporation, Providence College
             Ser 1993 (MBIA) .............................................................. 5.60         11/01/15      2,545,500
 ---------                                                                                                          ------------
    19,500                                                                                                            19,233,150
 ---------                                                                                                          ------------
            Electric Revenue (13.1%)
     8,000  Redding, California, Ser 1993 A COPs (FGIC) ................................... 7.282++      06/01/19      8,570,000
     5,000  Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (Ambac) ........ 5.00         07/01/10      5,093,750
    10,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA) ............. 6.42 ++      01/01/20     10,100,000
     3,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ......... 5.375        01/01/25      3,005,760
    10,000  South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) ............... 5.50         07/01/21     10,018,900
            Lower Colorado River Authority, Texas,
    10,000   Refg Ser 1999 A (FSA) ........................................................ 5.875        05/15/16     10,577,800
     5,000   Refg Ser 2001 (FSA) .......................................................... 5.00         05/15/26      4,639,100
    10,000  Washington Public Power Supply System, Nuclear Proj #1 Refg Ser 1993 A
             (MBIA) ....................................................................... 5.70         07/01/17     10,165,700
    10,000  Wisconsin Public Power Incorporated, Refg Ser 1993 A (Ambac) .................. 5.25         07/01/21      9,756,300
 ---------                                                                                                          ------------
    71,000                                                                                                            71,927,310
 ---------                                                                                                          ------------
            Hospital Revenue (10.7%)
     5,000  Mesa Industrial Development Authority, Arizona, Discovery Health
             Ser 1999 A (MBIA) ............................................................ 5.875        01/01/16      5,296,400
     2,100  District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC) .............. 6.25         07/15/10      2,205,420
     5,000  Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital
             Refg Ser 1998 B (MBIA) ....................................................... 5.25         07/01/24      4,946,750
     3,000  Indiana Health Facilities Financing Authority, Deaconess Hospital Inc.
             Refg Ser 1993 (MBIA) ......................................................... 5.75         03/01/15      3,056,490


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENT April 30, 2001 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
 $   5,000  Kentucky Economic Development Finance Authority, St Elizabeth Medical
             Center Inc Ser 1993 A (FGIC) ................................................. 6.00%       12/01/22    $  5,191,550
     3,935  Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA) ...... 5.50        07/01/23       3,939,014
     5,500  Massachusetts Health & Educational Facilities Authority, Lahey Clinic Medical
             Center Ser B (MBIA) .......................................................... 5.625       07/01/15       5,604,720
     4,000  Missouri Health & Educational Facilities Authority, SSM Health Care
             Ser 1998 A (MBIA) ............................................................ 5.00        06/01/22       3,804,680
     4,000  Washington County Hospital Authority, Pennsylvania, Washington Hospital
             Ser 1993 (Ambac) ............................................................. 5.625       07/01/23       4,021,000
     4,000  Chattanooga-Hamilton County Hospital Authority, Tennessee, Erlanger Medical
             Center Refg Ser 1993 (FSA) ................................................... 5.50        10/01/13       4,081,440
     3,000  Metropolitan Government of Nashville & Davidson County Health &
             Educational Facilities Board, Tennessee, Baptist Hospital Ser 1998 A (MBIA) .. 4.875       11/01/28       2,653,800
            Amarillo Health Facilities Corporation, Texas,
     3,020   Baptist St Anthony's Hospital Ser 1998 (FSA) ................................. 5.50        01/01/16       3,108,818
     5,075   Baptist St Anthony's Hospital Ser 1998 (FSA) ................................. 5.50        01/01/17       5,187,157
     5,500  Wisconsin Health & Educational Facilities Authority, Sisters of the Sorrowful
             Mother Health Care Ser AA (MBIA) ..............................................6.25        06/01/20       5,638,765
 ---------                                                                                                          ------------
    58,130                                                                                                            58,736,004
 ---------                                                                                                          ------------
            Industrial Development/Pollution Control Revenue (10.1%)
     7,500  Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A (MBIA) .. 5.875       04/01/14       7,696,350
     4,000  St Johns County Industrial Development Authority, Florida, Professional Golf
             Hall of Fame Ser 1996 (MBIA) ................................................. 5.875       09/01/23       4,141,640
     5,000  Hawaii Department of Budget and Finance, Hawaiian Electric Co. Ser 1999 C
             (AMT) (Ambac) ................................................................ 6.20        11/01/29       5,293,150
    12,000  Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT)
             (MBIA) ....................................................................... 5.75        02/15/28      12,079,560
     4,900  Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ................ 6.55        06/01/24       5,172,734
     5,400  Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ................ 5.875       04/01/20       5,504,490
            Washoe County, Nevada, Sierra Pacific Power Co
     3,000   Ser 1987 (Ambac) ............................................................. 6.30        12/01/14       3,125,280
     5,000   Ser 1987 (AMT) (MBIA) ........................................................ 6.65        06/01/17       5,273,900
     3,000  New York State Energy Research & Development Authority, Brooklyn Union Gas
             Co 1991 Ser A & B (AMT) (MBIA) ............................................... 7.488++     07/08/26       3,026,250
     4,000  Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1993 A (AMT)
             (Ambac) ...................................................................... 6.05        04/01/25       4,088,000
-----------                                                                                                         ------------
    53,800                                                                                                            55,401,354
-----------                                                                                                         ------------
           Mortgage Revenue - Multi-Family (0.7%)
     4,000  West Virginia Housing Development Fund, Ser A (Ambac) ......................... 5.65        11/01/21       4,003,760
 ---------                                                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                                COUPON      MATURITY
  THOUSANDS                                                                                 RATE        DATE          VALUE
---------------------------------------------------------------------------------------------------------------------------------
              Mortgage Revenue - Single Family (6.9%)
 $   13,755   Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
               (Secondary FSA) ............................................................ 6.05%       11/15/25    $ 13,962,425
      1,195   Maine Housing Authority, Mortgage Purchase 1990 Ser A-6 (AMT)
               (Secondary MBIA)............................................................ 6.35        11/15/22       1,226,632
     12,500   New Jersey Housing & Mortgage Finance Agency, Home Buyer 1990 Ser F-3
               (AMT) (MBIA) ............................................................... 5.95        04/01/25      12,607,375
     10,000   Virginia Housing Development Authority, 1992 Ser B (AMT) (Secondary FSA) .... 6.30        01/01/27      10,196,700
 ----------                                                                                                         ------------
     37,450                                                                                                           37,993,132
 ----------                                                                                                         ------------
              Public Facilities Revenue (1.8%)
     10,000   Marion County Convention & Recreational Facilities Authority, Indiana,
 ----------   Excise Tax Refg Ser 1993 A (Ambac) .......................................... 5.50        06/01/21      10,003,400
              Student Loan Revenue (3.4%)                                                                           ------------
     18,000   Pennsylvania Higher Education Assistance Agency, 1988 Ser D (AMT) (Ambac) ... 6.05        01/01/19      18,465,120
 ----------   Transportation Facilities Revenue (13.0%)                                                             ------------
      5,000   Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) .............. 5.50        07/01/12       5,170,550
      9,000   Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC) .................. 6.00        05/15/18       9,796,410
      5,000   Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg 1993 Ser A
               (AMT) (MBIA) ............................................................... 5.60        01/01/18       5,018,450
      4,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) ............. 5.50        01/01/15       4,204,160
        680   Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg Ser 1993
               (Ambac) .................................................................... 5.50        07/01/11         712,565
      1,250   Clark County, Nevada, Las Vegas-McCarran Int'l Airport, Sub Lien
               Ser 1999 A (MBIA) .......................................................... 6.00        07/01/29       1,328,100
     16,000   Nevada Department of Business & Industry, Las Vegas Monorial, 1st Tier
               Ser 2000 (Ambac) ........................................................... 5.375       01/01/40      15,382,880
      5,000   Cleveland, Ohio, Airport Ser 2000 A (FSA) ................................... 5.00        01/01/31       4,683,050
      9,000   Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) .................... 5.50        12/01/17       9,098,550
      5,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac) ....... 5.50        10/01/16       5,163,000
      4,000   Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ........................ 5.875       12/01/18       4,074,440
      1,665   Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B (FGIC) ..... 6.25        07/15/22       1,733,615
      5,000   Port of Seattle, Washington, Ser B (AMT) (MBIA) ............................. 5.625       02/01/24       5,040,750
 ----------                                                                                                         ------------
     70,595                                                                                                           71,406,520
 ----------                                                                                                         ------------
              Water & Sewer Revenue (17.9%)
      1,750   Colorado Water Resources and Power Development Authority, Water Resources
               2001 Ser A (FGIC) .......................................................... 4.875       11/01/23       1,608,302
      2,000   Honolulu City and County, Hawaii, Wastewater Sr Ser 1998 (FGIC) ............. 4.75        07/01/28       1,755,400
     15,000   Central Lake County Joint Action Water Agency, Illinois, Refg Ser 1993 (FGIC) 5.375       05/01/20      14,902,950
     10,000   Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
               Ser 1993 (MBIA) ............................................................ 5.30        05/15/19       9,930,900

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                                COUPON      MATURITY
  THOUSANDS                                                                                 RATE        DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
              Detroit, Michigan,
 $    2,470    Sewage Refg Ser 1993 A (FGIC) .............................................. 5.70%       07/01/13    $  2,551,041
      4,000    Water Supply Ser 1999 A (FGIC) ............................................. 5.75        07/01/26       4,144,920
      5,000   Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ................. 4.75        01/01/28       4,455,850
      5,000   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) .................... 5.00        01/01/23       4,741,100
      4,000   Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA) .... 5.50        12/01/24       4,033,920
      5,000   Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac) ............. 5.25        12/15/14       5,172,200
              Houston, Texas,
     15,000    Water & Sewer 1992 Ser C (MBIA) ............................................ 5.75        12/01/15      15,329,850
     10,000    Water & Sewer Jr Lien Refg Ser 2000 B (FGIC) ............................... 5.25        12/01/30       9,594,000
              Seattle, Washington,
     10,000    Sewer Refg Ser Y (FGIC) .....................................................5.70        01/01/15      10,188,300
      5,000    Sewer Refg Ser X (FGIC) .....................................................5.50        01/01/16       5,044,150
      5,000   West Virginia Water Development Authority, Loan Program II Refg Ser A-11
               (FSA) ...................................................................... 5.50        11/01/23       5,011,850
 ----------                                                                                                         ------------
     99,220                                                                                                           98,464,733
 ----------                                                                                                         ------------
              Other Revenue (0.6%)
      3,000   Alexandria Industrial Development Authority, Virginia, Institute for Defense
 ----------    Analysis Ser 2000A (Ambac) ................................................. 5.90        10/01/30       3,172,710
              Refunded (6.7%)                                                                                       ------------
      2,320   Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg Ser 1993
               (Ambac) .................................................................... 5.50        07/01/03+      2,457,019
      6,850   Louisiana Public Facilities Authority, Our Lady of the Lake Regional Medical
               Center Ser 1993 D & E (FSA) ................................................ 7.70++      05/28/04+      7,809,000
      6,065   Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA)
               (ETM) ...................................................................... 5.50        07/01/23       6,134,505
      5,000   Allegheny County Hospital Development Authority, Pennsylvania, Pittsburgh
               Mercy Health Ser 1996 (Ambac) (ETM) ........................................ 5.625       08/15/18       5,136,300
     10,000   Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B
               (MBIA) (ETM) ............................................................... 6.00        08/01/17      10,585,801
      4,360   Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) (ETM)   5.375       01/01/25       4,427,100
 ----------                                                                                                         ------------
     34,595                                                                                                           36,549,725
 ----------                                                                                                         ------------
    519,290   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $511,115,515) ................................................  526,514,988
 ----------                                                                                                         ------------
              SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.3%)
      3,500   Idaho Health Facilities Authority, St Lukes Regional Medical Center Ser 2000
               (FSA) (Demand 05/01/01) .................................................... 4.35*       07/01/30       3,500,000
      1,700   East Baton Rouge Parish, Louisiana, Exxon Corporation Ser 1993
               (Demand 05/01/01) .......................................................... 4.35*       03/01/22       1,700,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE         DATE            VALUE
--------------------------------------------------------------------------------------------------------------------------------
$  6,850    Louisiana Public Facilities Authority, Our Lady of the Lake Regional Medical
             Center Ser 1993 D & E (FSA) (Auction Reset 06/05/01) ..........................4.10**%     05/28/04+   $  6,850,000
     800    Lincoln County, Wyoming, Exxon Corp Ser 1984 C (Demand 05/01/01) ...............4.30*       11/01/14         800,000
--------                                                                                                            ------------
  12,850    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $12,850,000) .................................    12,850,000
--------                                                                                                            ------------
$532,140    TOTAL INVESTMENTS (Cost $523,965,515) (a)................................................    98.2%       539,364,988
========
            OTHER ASSETS IN EXCESS OF LIABILITIES ...................................................    1.8           9,609,696
                                                                                                        ----        ------------
            NET ASSETS   ............................................................................   100.0%      $548,974,684
                                                                                                        =====      ============

-----------------------

AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
+      Prerefunded to maturity.
++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
*      Current coupon of variable rate demand obligation.
**     Current auction rate.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,970,369 and the aggregate gross unrealized depreciation is $1,570,896, resulting in net unrealized appreciation of $15,399,473.

Bond Insurance:
---------------
Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.



                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

   Alaska ........................ 0.7%       Louisiana ..................... 3.0%      Pennsylvania .................. 8.4%
   Arizona ....................... 1.9        Maine   ....................... 2.1       Rhode Island .................. 2.4
   California .................... 3.3        Massachusetts ................. 2.0       South Carolina ................ 4.1
   Colorado   .................... 1.7        Michigan ...................... 4.5       Tennessee ..................... 1.2
   Connecticut ................... 2.5        Missouri ...................... 0.7       Texas   ....................... 9.6
   District of Columbia .......... 3.1        Montana   ..................... 1.0       Utah .......................... 0.7
   Florida ....................... 1.7        Nevada   ...................... 7.2       Virginia ...................... 2.8
   Hawaii ........................ 1.3        New Hampshire ................. 0.7       Washington   .................. 5.5
   Idaho ......................... 0.6        New Jersey .................... 2.3       West Virginia ................. 1.6
   Illinois ...................... 6.4        New York ...................... 0.6       Wisconsin ..................... 2.8
   Indiana   ..................... 4.9        North Carolina   .............. 1.8       Wyoming ....................... 0.1
   Kentucky ...................... 3.3        Ohio .......................... 1.7                                      ----
                                                                                        Total .........................98.2%
                                                                                                                       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $523,965,515).....................................................    $539,364,988
Cash .....................................................................          95,766
Interest receivable ......................................................      10,037,663
Prepaid expenses .........................................................         151,126
                                                                              ------------
   TOTAL ASSETS ..........................................................     549,649,543
                                                                              ------------
LIABILITIES:
Payable for:
   Dividends to preferred shareholders ...................................         338,708
   Investment management fee .............................................         165,016
   Common shares of beneficial interest repurchased ......................          71,145
Accrued expenses .........................................................          99,990
                                                                              ------------
   TOTAL LIABILITIES .....................................................         674,859
                                                                              ------------
   NET ASSETS ............................................................    $548,974,684
                                                                              ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 3,100 shares outstanding).............    $155,000,000
                                                                              ------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 26,698,613 shares outstanding)..........................     385,386,320
Net unrealized appreciation ..............................................      15,399,473
Accumulated undistributed net investment income ..........................       1,356,524
Accumulated net realized loss ............................................      (8,167,633)
                                                                              ------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..........................     393,974,684
                                                                              ------------
   TOTAL NET ASSETS ......................................................    $548,974,684
                                                                              ============
NET ASSET VALUE PER COMMON SHARE
  ($393,974,684 divided by 26,698,613 common shares outstanding)..........    $      14.76
                                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $15,116,674
                                                   -----------
EXPENSES
Investment management fee .....................        966,915
Auction commission fees .......................        251,089
Transfer agent fees and expenses ..............         86,161
Professional fees .............................         31,851
Shareholder reports and notices ...............         20,723
Auction agent fees ............................         20,318
Registration fees .............................         15,839
Trustees' fees and expenses ...................          9,248
Custodian fees ................................          5,050
Other .........................................         22,607
                                                   -----------
   TOTAL EXPENSES .............................      1,429,801
Less: expense offset ..........................         (5,050)
                                                   -----------
   NET EXPENSES ...............................      1,424,751
                                                   -----------
   NET INVESTMENT INCOME ......................     13,691,923
                                                   -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................        795,099
Net change in unrealized appreciation .........      7,370,832
                                                   -----------
   NET GAIN ...................................      8,165,931
                                                   -----------
NET INCREASE ..................................    $21,857,854
                                                   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED           ENDED
                                                                APRIL 30, 2001     OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------
                                                                  (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ......................................   $ 13,691,923         $  28,019,164
Net realized gain ..........................................        795,099               954,002
Net change in unrealized appreciation/depreciation .........      7,370,832            20,377,877
                                                               ------------         -------------
   NET INCREASE ............................................     21,857,854            49,351,043
                                                               ------------         -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred ..................................................     (3,206,616)           (6,116,742)
Common .....................................................    (10,515,818)          (23,811,275)
                                                               ------------         -------------
   TOTAL DIVIDENDS .........................................    (13,722,434)          (29,928,017)
                                                               ------------         -------------
Decrease from transactions in common shares of
  beneficial interest ......................................     (6,673,492)          (11,187,324)
                                                               ------------         -------------
   NET INCREASE ............................................      1,461,928             8,235,702
NET ASSETS:
Beginning of period ........................................    547,512,756           539,277,054
                                                               ------------         -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $1,356,524 and $1,387,035, respectively).................   $548,974,684         $ 547,512,756
                                                               ============         =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $26,274,187 and $26,374,856, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $6,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,503. At April 30, 2001, the Trust had an accrued pension liability of $40,684, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

                         AMOUNT IN                  RESET          RANGE OF
 SERIES     SHARES*     THOUSANDS*     RATE*        DATE       DIVIDEND RATES**
--------   ---------   ------------ ----------   ----------   -----------------
   1           400     $20,000          3.40%    05/07/01     2.94% - 5.05%
   2           900      45,000          4.32     09/10/01         4.32
   3         1,000      50,000          4.45     07/09/01         4.45
   4           400      20,000          3.73     05/07/01     2.90  - 5.05
   5           400      20,000          3.73     05/07/01     2.90  - 4.70

---------------
*   As of April 30, 2001.
**  For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 2.95% to 4.45% in the aggregate amount of $878,466.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST
Transactions in common shares of beneficial interest were as follows:

                                                                                                         CAPITAL
                                                                                                         PAID IN
                                                                                                        EXCESS OF
                                                                              SHARES      PAR VALUE     PAR VALUE
                                                                          -------------- ----------- ----------------
Balance, October 31, 1999 ...............................................  28,064,113     $280,641   $402,966,495
Treasury shares purchased and retired (weighted average discount 7.07%)*     (872,400)      (8,724)   (11,178,600)
                                                                           ----------     --------   ------------
Balance, October 31, 2000 ...............................................  27,191,713      271,917    391,787,895
Treasury shares purchased and retired (weighted average discount 9.14%)*     (493,100)      (4,931)    (6,668,561)
                                                                           ----------     --------   ------------
Balance, April 30, 2001 .................................................  26,698,613     $266,986   $385,119,334
                                                                           ==========     ========   ============

---------------
*  The Trustees have voted to retire the shares purchased.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Trust had a net capital loss carryover of approximately $8,963,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

       AMOUNT IN THOUSANDS
---------------------------------
   2002          2003       2004
-----------   ---------   -------
$  3,930       $4,412      $621
========       ======      ====


7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:

         AMOUNT         RECORD          PAYABLE
       PER SHARE         DATE             DATE
     -------------   -------------    ------------
        $0.065         May 4, 2001      May 18, 2001
        $0.065         June 8, 2001    June 22, 2001


8. EXPENSE OFFSET

The expense offset represents a reduction of custodian fees for earnings on cash balances maintained by the Trust.

9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds having a total value of $29,505,250, which represents 5.4% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                    FOR THE SIX                      FOR THE YEAR ENDED OCTOBER 31,*
                                                    MONTHS ENDED    ------------------------------------------------------------
                                                  APRIL 30, 2001*     2000         1999         1998         1997         1996
                                               ---------------------------------------------------------------------------------
                                                     (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $  14.44      $  13.69    $  15.47      $ 14.69      $ 13.86        $ 13.69
                                                    --------      --------    --------      -------     --------       ---------
Income (loss) from investment operations:
 Net investment income .......................         0.51          1.01         1.01         1.00         1.00           0.97
 Net realized and unrealized gain (loss) .....         0.30          0.79        (1.77)        0.71         0.70          (0.01)
                                                    --------       -------    --------      -------     --------       ---------
Total income (loss) from investment
 operations ..................................         0.81          1.80        (0.76)        1.71         1.70           0.96
                                                    --------       -------    ---------     --------    --------       ---------
Less dividends from:
 Net investment income .......................        (0.39)        (0.86)       (0.84)        (0.78)      (0.78)         (0.75)
 Common share equivalent of dividends
  paid to preferred shareholders .............        (0.12)        (0.22)       (0.19)        (0.20)      (0.19)         (0.17)
                                                   ---------      --------    ---------     ---------   ---------      ---------
Total dividends ..............................        (0.51)        (1.08)       (1.03)        (0.98)      (0.97)         (0.92)
                                                   ---------      --------    ---------     ---------   ---------      ---------
Anti-dilutive effect of acquiring treasury
 shares ......................................         0.02          0.03          0.01         0.05        0.10           0.13
                                                   --------      --------     ---------     --------    ---------      ---------
Net asset value, end of period ...............     $  14.76      $  14.44     $   13.69     $  15.47    $  14.69       $  13.86
                                                   ========      ========     =========     ========    =========      =========
Market value, end of period ..................     $  13.75      $ 12.813     $   13.25     $ 14.813    $  13.25       $ 11.625
                                                   ========      ========     =========     ========    =========      =========
TOTAL RETURN+  ...............................        10.43%(1)      3.29%        (5.17)%      18.27%       21.21%         7.81%
RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:
Total expenses ...............................         0.72%(2)      0.73%        0.70%         0.69%       0.68%(3)       0.68%(3)
Net investment income before preferred
 stock dividends .............................         6.87%(2)      7.27%        6.71%         6.60%       7.04%          7.06%
Preferred stock dividends ....................         1.61%(2)      1.59%        1.26%         1.30%       1.31%          1.25%
Net investment income available to
 common shareholders .........................         5.26%(2)      5.68%        5.45%         5.30%       5.73%          5.81%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......     $548,975      $547,513     $539,277      $594,807    $589,728       $591,016
Asset coverage on preferred shares at end
 of period ...................................          353%          352%         347%          383%        380%           381%
Portfolio turnover rate ......................            5%(1)        11%           5%            7%          2%             1%





* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
    Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.



MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL
INCOME TRUST




Semiannual Report
April 30, 2001